GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of general and administrative expense [Abstract]
Compensation and benefits	$ (2,450)	$ (2,392)
Office administration expenses	(831)	(759)
Corporate development and marketing	(516)	(402)
Professional fees	(456)	(533)
Regulatory fees	(213)	(192)
General and administrative expense	$ (4,466)	$ (4,278)